CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net income	$ 7,837	$ 3,325	$ 18,398
Other comprehensive income, net of tax:
Change in cumulative foreign currency translation adjustment	5,846	2,460	5,738
Comprehensive income	13,683	5,785	24,136
Less: Comprehensive income attributable to non-controlling interest		(742)	(497)
Comprehensive income attributable to Pactera Technology International Ltd.	$ 13,683	$ 5,043	$ 23,639